Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ (18)	$ (23)
Non-current liability	597	670
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	687	624
Current service cost	14	13
Interest cost	18	18
Actuarial (gains) losses and changes in actuarial assumptions	(33)	8
Benefits paid	(24)	(23)
Foreign exchange	(29)	47
End of year	633	687
Beginning of year	443	330
Return on plan assets	(11)	33
Employer contributions	12	82
Benefits paid	(19)	(18)
Foreign exchange	(19)	16
End of year	406	443
Ending funded status	227	244
Non-current asset	(18)	(23)
Current liability	1	3
Liabilities held for sale	60
Non-current liability	184	264
Net amount	227	244
Unrecognized actuarial losses	(134)	(135)
Current service cost	14	13
Interest cost	18	18
Return on plan assets	(25)	(20)
Actuarial losses	4	4
Net periodic benefit cost	$ 11	$ 15